(Loss)/earnings per share	12 Months Ended
Dec. 31, 2024
(Loss)/earnings per share
(Loss)/earnings per share
28	(Loss)/earnings per share

Basic (loss)/earnings per share (“EPS”) is computed by dividing the net (loss)/profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year, adjusted for the effect of the Conversion Ratio as discussed in Note 1 and applied retrospectively to all prior years presented.

15 million Earnout Shares, 1,424,606 convertible warrants and 64,000 employees share options before the impact of reverse share split have been excluded from the calculation of weighted average shares outstanding, as they are deemed to be out of money during the year as the share price was significantly below exercise prices.

As the Group was loss-making, potentially dilutive instruments all have an anti-dilutive impact and therefore have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding equity awards, warrants, share options and convertible loans and could potentially dilute earnings per share in the future.

The following table sets forth the computation of basic and dilutive (loss)/earnings from the continued operations per share attributable to the Group’s ordinary shareholders:

	As of 31 December
	2024	2023 (Restated)	2022
	USD	USD	USD
(Loss)/profit from continuing operations for the year attributable to equity holders of the Parent Company	(11,065,062)	13,132,766	(98,506,318)
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company	795,369	(10,076,290)	(25,073,130)

Weighted average number of ordinary shares outstanding during the year for basic EPS	8,656,553	6,785,700	6,785,700

Weighted average number of ordinary shares adjusted for the effect of dilution	8,656,553	11,026,477	11,026,477

(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations – basic	(1.28)	1.94	(14.52)

(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations – diluted	(1.28)	1.19	(14.52)

(Loss)/profit per share attributable to equity holders of the Parent Company – basic	(1.19)	0.45	(18.21)

(Loss)/profit per share attributable to equity holders of the Parent Company – Diluted	(1.19)	0.28	(18.21)